Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2017, 2016, and 2015, are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding - beginning of year	3,367	29.16	2,800	36.84	2,710	36.61
Granted	732	10.18	916	9.44	265	43.99
Exercised	(3)	9.44	—	—	(36)	33.79
Forfeited / expired	(496)	46.27	(349)	38.97	(139)	46.80
Outstanding - end of year	3,600	22.96	3,367	29.16	2,800	36.84
Exercisable - end of year	2,221	29.76	2,271	35.89	2,500	36.03

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2017, 2016 and 2015, are as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options - beginning of year	1,096	4.30	300	8.09	202	9.37
Granted	732	4.71	916	3.60	265	7.74
Vested	(399)	4.62	(118)	8.48	(167)	9.07
Forfeited	(50)	3.94	(2)	3.60	—	—
Outstanding non-vested stock options - end of year	1,379	4.44	1,096	4.30	300	8.09

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2017 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$5.00 – $9.99	869	8.2	9.44	299	8.2	9.44
$10.00 – $19.99	910	7.5	10.52	188	1.2	11.84
$20.00 – $24.99	287	2.2	24.42	287	2.2	24.42
$25.00 – $29.99	364	4.2	27.69	364	4.2	27.69
$30.00 – $34.99	113	4.4	34.42	113	4.4	34.42
$35.00 – $39.99	25	0.6	39.99	25	0.6	39.99
$40.00 – $49.99	1,017	2.0	41.34	930	1.5	41.09
$50.00 – $59.99	15	6.2	56.76	15	6.2	56.76
	3,600	5.2	22.96	2,221	3.1	29.76